SCHEDULE OF INVENTORIES (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Finished goods	$ 1,968,890	$ 3,017,363
Parts	1,541,320	373,459
Inventories	$ 3,510,210	$ 3,390,822